FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Equity & Credit (Details) CAD in Thousands	12 Months Ended
	Dec. 31, 2015 CAD $ / shares shares	Dec. 31, 2014 CAD
Risk Management
Allowance for doubtful accounts	CAD 3,247	CAD 2,722
Equity Swaps (gain)/loss
Risk Management
Future settlement cost at a weighted average price (in dollars per share) | $ / shares	CAD 16.89
Number of shares for which future settlement cost at weighted average price is fixed | shares	470,000
Market Risk.
Risk Management
Amount of accounts receivable considered past due	CAD 2,600
Age over which accounts receivable were considered past due	2.00%
Age over which accounts receivable were considered past due	120 days
Allowance for doubtful accounts	CAD 3,200	CAD 2,700
Market Risk. | Accounts receivable. | Credit concentration risk
Risk Management
Receivables considered investment grade (as a percent)		61.00%